Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended	21 Months Ended	23 Months Ended		60 Months Ended	89 Months Ended	105 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000143786 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		26.33%				12.71%				8.09%
C000143787 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.38%				3.79%			3.72%
C000143788 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		49.97%		11.67%
C000143789 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		21.01%				4.65%		3.32%
C000183146 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		23.05%				4.22%	2.26%
C000238196 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.91%			2.45%
C000238588 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		6.36%				5.48%					3.23%
C000237974 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%		5.14%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		35.20%		13.24%		15.06%				12.71%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.68%				8.12%		7.20%	6.32%
Solactive GBS Global Markets Large & Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		32.22%				12.66%	11.24%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.25%	11.25%	5.48%		5.22%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%				15.98%					13.38%
35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index, 30% Solactive 1-3 month U.S. T-Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		22.25%				9.12%	8.05%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		35.20%				15.06%	13.70%
Solactive GBS Developed Markets ex North America Large & Mid Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.68%				8.12%	6.74%
Solactive 1-3 month U.S. T-Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	5.51%	5.28%			2.34%	2.15%